UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

September 30, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
Teza Fund V LP	2/1/2016	$20,650,945	$17,681,694	3.34%
Two Sigma Absolute Return Macro Enhanced Fund, LP	7/1/2014	14,912,716	19,405,379	3.66

Total Commodity Trading Advisors - Managed Futures		35,563,661	37,087,073	7.00

Distressed
72 Capital Management, L.P.	2/1/2014	1,969	6,882	0.00
Cerberus Partners, L.P.	11/1/2009	6,200,180	14,678,103	2.77
Cerberus SPV LLC	11/1/2009	3,796,396	9,656,970	1.83

Total Distressed		9,998,545	24,341,955	4.60

Equity Long/Short - High Hedge
Citadel Tactical Trading LLC	1/1/2008	5,893,606	35,631,530	6.73
Magnetar Equity Opportunities Fund LLC	2/1/2011	759,917	2,424,221	0.46

Total Equity Long/Short - High Hedge		6,653,523	38,055,751	7.19

Equity Long/Short - Opportunistic
Anchor Bolt Fund, LP	2/1/2014	14,852,436	18,045,869	3.41
Lansdowne Developed Markets Fund, L.P.	5/1/2009	8,151,218	13,935,347	2.63
Pelham Long/Short Fund LP	7/1/2013	11,000,000	13,994,212	2.64
Pelham Long/Short Small Cap Fund LP	7/1/2015	12,625,000	14,376,130	2.71
Pleiad Asia Onshore Feeder Fund	2/1/2016	13,000,000	12,412,247	2.34
Quentec Partners, LP	10/1/2012	10,000,000	14,271,948	2.70
TPG-Axon Partners, LP	10/1/2007	16,144,070	13,065,669	2.47
Turiya Fund LP	10/1/2015	17,400,000	15,679,082	2.96
Valinor Capital Partners, L.P.	7/1/2011	12,029,666	14,775,838	2.79

Total Equity Long/Short - Opportunistic		115,202,390	130,556,342	24.65

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Credit
Silver Point Capital Fund, L.P.	5/1/2007	$1,169,915	$73,876	0.01%

Total Event Driven Credit		1,169,915	73,876	0.01

Event Driven Equity
Numina Capital Enhanced Fund, L.P.	8/1/2016	15,000,000	14,291,251	2.70
Owl Creek Overseas Fund, Ltd.	2/1/2008	369,640	1,387,808	0.26
Sachem Head LP	4/1/2015	15,000,000	15,591,824	2.95

Total Event Driven Equity		30,369,640	31,270,883	5.91

Macro
Andurand Commodities Fund LP	8/1/2016	12,500,000	13,143,368	2.48
Autonomy Global Macro Fund LP	6/1/2013	12,714,641	16,782,007	3.17
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	15,179,707	27,179,386	5.13
Discovery Global Opportunity Partners, L.P.	1/1/2008	11,965,438	21,356,654	4.03
Guard Macro US Feeder Fund	2/1/2016	12,000,000	11,386,110	2.15
Key Square Partners LP	3/1/2016	17,750,000	17,209,218	3.25
Rokos Global Macro Fund LP	12/1/2015	9,425,000	10,051,267	1.90
Stone Milliner Macro Fund Delaware L.P.	6/1/2015	17,000,000	17,248,866	3.26

Total Macro		108,534,786	134,356,876	25.37

Mortgage Arbitrage
Cerberus CMBS Opportunities Fund, L.P.	10/1/2014	13,535,336	13,765,267	2.60
Cerberus Global Residential Mortgage Opportunity Fund, L.P.	2/1/2013	10,411,980	13,360,000	2.52
Shelter Growth Opportunities Fund LP	2/1/2016	16,000,000	17,824,484	3.37
Tilden Park Investment Fund LP	3/1/2012	6,773,411	12,701,788	2.40

Total Mortgage Arbitrage		46,720,727	57,651,539	10.89

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	8/1/2006	$12,586,053	$24,964,633	4.71%
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	1,679,257	1,673,870	0.32
Magnetar Capital Fund, LP	1/1/2008	558,741	1,081,652	0.20
Magnetar Capital Fund II LP	1/1/2010	9,771,295	11,256,200	2.13
OZ Asia Domestic Partners, L.P.	1/1/2006	25,586	2,708	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	193,568	35,857	0.01
Perry Partners, L.P.	11/1/2006	83,883	137,541	0.03
QVT Onshore LP	3/1/2012	11,661,995	13,434,652	2.54
QVT SLV Onshore Ltd.	3/1/2012	889,154	1,543,283	0.29
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	422,497	593,996	0.11

Total Multi-Strategy		37,872,029	54,724,392	10.34

Other Directional
GKC Credit Opportunities, LP	10/1/2014	5,240,068	5,707,000	1.08
Pulaski FundingCo, LLC	9/1/2016	2,719,000	2,719,000	0.51

Total Other Directional		7,959,068	8,426,000	1.59

Private Placements
QVT Roiv Hldgs Onshore Ltd.	1/1/2016	962,291	1,120,150	0.21

Total Private Placements		962,291	1,120,150	0.21

Relative Value Credit
KLS Credit Opportunities Fund LP	5/1/2013	7,500,000	10,954,424	2.07

Total Relative Value Credit		7,500,000	10,954,424	2.07

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2016

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Statistical Arbitrage
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	$9,025,000	$10,920,242	2.06%
GSA International Fund LP	11/1/2012	5,611,589	7,717,310	1.46
GSA QMS Fund LP	6/1/2011	20,750,524	25,557,976	4.82
HBK Quantitative Strategies Fund L.P.	4/1/2014	9,040,063	9,692,835	1.83
OxAm Quant Fund (US) LLC	2/1/2015	16,000,000	14,500,026	2.74
Systematica BlueMatrix L.P.	10/1/2012	9,437,743	11,587,041	2.19
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	14,622,019	24,031,902	4.54

Total Statistical Arbitrage		84,486,938	104,007,332	19.64

Total Investments in Investment Funds		492,993,513	632,626,593	119.47

Short-Term Investments
State Street Institutional Liquid Reserves Fund		4,298,624	4,298,624	0.81

- Institutional Class 0.40%		4,298,624	4,298,624	0.81

Total Short-Term Investments
Total Investments in Investment Funds and Short-Term Investments		$497,292,137	636,925,217	120.28%

Liabilities in excess of Other Assets			(107,383,630)	(20.28)

Total Net Assets			$529,541,587	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

September 30, 2016

Strategy Allocation	Percent of Net Assets
Macro	25.37%
Equity Long/Short - Opportunistic	24.65
Statistical Arbitrage	19.64
Mortgage Arbitrage	10.89
Multi-Strategy	10.34
Equity Long/Short - High Hedge	7.19
Commodity Trading Advisors - Managed Futures	7.00
Event Driven Equity	5.91
Distressed	4.60
Relative Value Credit	2.07
Other Directional	1.59
Private Placements	0.21
Event Driven Credit	0.01
Short-Term Investments	0.81

Total Investments in Investment Funds and Short-Term Investments	120.28%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net asset value of each such Investment Fund (“NAV”), as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments) or short-term investments that are valued at amortized cost

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2016 to September 30, 2016, the Fund did not have any transfers between Levels 1, 2, or 3.

As of September 30, 2016, all of the investments in Investment Funds are fair valued using the NAV as practical expedient and are therefore excluded from the fair value hierarchy.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 22, 2016

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	November 22, 2016

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 22, 2016